Additional disclosures in respect of guaranteed securities - Summary statements of comprehensive income (Details) - GBP (£)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Continuing Operations [Abstract]
Revenue		£ 14,933,000,000	£ 15,250,000,000		£ 15,035,000,000
Operating Costs [Abstract]
Depreciation, amortisation and impairment		(1,735,000,000)	(1,530,000,000)		(1,481,000,000)
Payroll costs		(1,852,000,000)	(1,648,000,000)		(1,578,000,000)
Purchases of electricity		(1,454,000,000)	(1,285,000,000)		(1,097,000,000)
Purchases of gas		(1,642,000,000)	(1,543,000,000)		(1,219,000,000)
Rates and property taxes		(1,108,000,000)	(1,057,000,000)		(1,042,000,000)
Balancing Services Incentive Scheme		(1,196,000,000)	(1,012,000,000)		(1,120,000,000)
Payments to other UK network owners		0	(1,043,000,000)		(1,008,000,000)
Other operating costs		(3,076,000,000)	(2,639,000,000)		(3,282,000,000)
Operating costs		(12,063,000,000)	(11,757,000,000)		(11,827,000,000)
Operating profit		2,870,000,000	3,493,000,000	[1]	3,208,000,000
Net finance costs		(1,069,000,000)	(882,000,000)		(1,087,000,000)
Dividends receivable					0
Share of post-tax results of joint ventures and associates		40,000,000	49,000,000		63,000,000
Profit before tax		1,841,000,000	2,660,000,000		2,184,000,000
Tax		(339,000,000)	889,000,000		(374,000,000)
Profit (loss) after tax from discontinued operations		12,000,000	2,000,000		5,984,000,000
Total profit for the year (continuing and discontinued)		1,514,000,000	3,551,000,000		7,794,000,000
Amounts recognised in other comprehensive income from continuing operations		303,000,000	224,000,000	[2]	578,000,000
Amounts recognised in other comprehensive income from discontinued operations	[3]	36,000,000	147,000,000	[2]	42,000,000
Total comprehensive income for the year		1,853,000,000	3,922,000,000	[2]	8,414,000,000
Comprehensive income, attributable to owners of parent		1,849,000,000	3,922,000,000	[2]	8,415,000,000
Comprehensive income, attributable to non-controlling interests		4,000,000	0		(1,000,000)
National Grid plc
Continuing Operations [Abstract]
Revenue		0	0		0
Operating Costs [Abstract]
Depreciation, amortisation and impairment		0	0		0
Payroll costs		0	0		0
Purchases of electricity		0	0		0
Purchases of gas		0	0		0
Rates and property taxes		0	0		0
Balancing Services Incentive Scheme		0	0		0
Payments to other UK network owners			0		0
Other operating costs		0	0		0
Operating costs		0	0		0
Operating profit		0	0		0
Net finance costs		(252,000,000)	889,000,000		8,177,000,000
Dividends receivable					0
Share of post-tax results of joint ventures and associates		1,712,000,000	2,622,000,000		(401,000,000)
Profit before tax		1,460,000,000	3,511,000,000		7,776,000,000
Tax		50,000,000	40,000,000		19,000,000
Profit (loss) after tax from discontinued operations		0	0		0
Total profit for the year (continuing and discontinued)		1,510,000,000	3,551,000,000		7,795,000,000
Amounts recognised in other comprehensive income from continuing operations		303,000,000	224,000,000		578,000,000
Amounts recognised in other comprehensive income from discontinued operations		36,000,000	147,000,000		42,000,000
Total comprehensive income for the year		1,849,000,000	3,922,000,000		8,415,000,000
Comprehensive income, attributable to owners of parent		1,849,000,000	3,922,000,000		8,415,000,000
Comprehensive income, attributable to non-controlling interests		0	0		0
Niagara Mohawk Power Corporation
Continuing Operations [Abstract]
Revenue		2,483,000,000	2,416,000,000		2,388,000,000
Operating Costs [Abstract]
Depreciation, amortisation and impairment		(216,000,000)	(190,000,000)		(193,000,000)
Payroll costs		(360,000,000)	(318,000,000)		(326,000,000)
Purchases of electricity		(559,000,000)	(537,000,000)		(511,000,000)
Purchases of gas		(189,000,000)	(166,000,000)		(140,000,000)
Rates and property taxes		(200,000,000)	(183,000,000)		(188,000,000)
Balancing Services Incentive Scheme		0	0		0
Payments to other UK network owners			0		0
Other operating costs		(569,000,000)	(397,000,000)		(435,000,000)
Operating costs		(2,093,000,000)	(1,791,000,000)		(1,793,000,000)
Operating profit		390,000,000	625,000,000		595,000,000
Net finance costs		(124,000,000)	(100,000,000)		(101,000,000)
Dividends receivable					0
Share of post-tax results of joint ventures and associates		0	0		0
Profit before tax		266,000,000	525,000,000		494,000,000
Tax		(56,000,000)	321,000,000		(181,000,000)
Profit (loss) after tax from discontinued operations		0	0		0
Total profit for the year (continuing and discontinued)		210,000,000	846,000,000		313,000,000
Amounts recognised in other comprehensive income from continuing operations		4,000,000	1,000,000		0
Amounts recognised in other comprehensive income from discontinued operations		0	0		0
Total comprehensive income for the year		214,000,000	847,000,000		313,000,000
Comprehensive income, attributable to owners of parent		214,000,000	847,000,000		313,000,000
Comprehensive income, attributable to non-controlling interests		0	0		0
British Transco Finance Inc.
Continuing Operations [Abstract]
Revenue			0		0
Operating Costs [Abstract]
Depreciation, amortisation and impairment			0		0
Payroll costs			0		0
Purchases of electricity			0		0
Purchases of gas			0		0
Rates and property taxes			0		0
Balancing Services Incentive Scheme			0		0
Payments to other UK network owners			0		0
Other operating costs			0		0
Operating costs			0		0
Operating profit			0		0
Net finance costs			0		0
Dividends receivable					0
Share of post-tax results of joint ventures and associates			0		0
Profit before tax			0		0
Tax			0		0
Profit (loss) after tax from discontinued operations			0		0
Total profit for the year (continuing and discontinued)			0		0
Amounts recognised in other comprehensive income from continuing operations			0		0
Amounts recognised in other comprehensive income from discontinued operations			0		0
Total comprehensive income for the year			0		0
Comprehensive income, attributable to owners of parent			0		0
Comprehensive income, attributable to non-controlling interests			0		0
National Grid Gas plc
Continuing Operations [Abstract]
Revenue			1,430,000,000		1,376,000,000
Operating Costs [Abstract]
Depreciation, amortisation and impairment			(245,000,000)		(256,000,000)
Payroll costs			(122,000,000)		(114,000,000)
Purchases of electricity			0		0
Purchases of gas			0		(67,000,000)
Rates and property taxes			(94,000,000)		(101,000,000)
Balancing Services Incentive Scheme			0		0
Payments to other UK network owners			0		0
Other operating costs			(331,000,000)		(394,000,000)
Operating costs			(792,000,000)		(932,000,000)
Operating profit			638,000,000		444,000,000
Net finance costs			(174,000,000)		(253,000,000)
Dividends receivable					0
Share of post-tax results of joint ventures and associates			8,000,000		0
Profit before tax			472,000,000		191,000,000
Tax			(103,000,000)		16,000,000
Profit (loss) after tax from discontinued operations			17,000,000		4,633,000,000
Total profit for the year (continuing and discontinued)			386,000,000		4,840,000,000
Amounts recognised in other comprehensive income from continuing operations			272,000,000		114,000,000
Amounts recognised in other comprehensive income from discontinued operations			0		51,000,000
Total comprehensive income for the year			658,000,000		5,005,000,000
Comprehensive income, attributable to owners of parent			658,000,000		5,005,000,000
Comprehensive income, attributable to non-controlling interests			0		0
Other subsidiaries
Continuing Operations [Abstract]
Revenue		12,450,000,000	11,495,000,000		11,435,000,000
Operating Costs [Abstract]
Depreciation, amortisation and impairment		(1,519,000,000)	(1,095,000,000)		(1,032,000,000)
Payroll costs		(1,492,000,000)	(1,208,000,000)		(1,138,000,000)
Purchases of electricity		(895,000,000)	(748,000,000)		(586,000,000)
Purchases of gas		(1,453,000,000)	(1,377,000,000)		(1,012,000,000)
Rates and property taxes		(908,000,000)	(780,000,000)		(753,000,000)
Balancing Services Incentive Scheme		(1,196,000,000)	(1,012,000,000)		(1,120,000,000)
Payments to other UK network owners			(1,043,000,000)		(1,008,000,000)
Other operating costs		(2,507,000,000)	(2,002,000,000)		(2,617,000,000)
Operating costs		(9,970,000,000)	(9,265,000,000)		(9,266,000,000)
Operating profit		2,480,000,000	2,230,000,000		2,169,000,000
Net finance costs		(693,000,000)	(1,497,000,000)		(8,910,000,000)
Dividends receivable					8,100,000,000
Share of post-tax results of joint ventures and associates		40,000,000	49,000,000		63,000,000
Profit before tax		1,827,000,000	782,000,000		1,422,000,000
Tax		(333,000,000)	631,000,000		(228,000,000)
Profit (loss) after tax from discontinued operations		12,000,000	(15,000,000)		1,351,000,000
Total profit for the year (continuing and discontinued)		1,506,000,000	1,398,000,000		2,545,000,000
Amounts recognised in other comprehensive income from continuing operations		(45,000,000)	457,000,000		177,000,000
Amounts recognised in other comprehensive income from discontinued operations		36,000,000	147,000,000		(62,000,000)
Total comprehensive income for the year		1,497,000,000	2,002,000,000		2,660,000,000
Comprehensive income, attributable to owners of parent		1,493,000,000	2,002,000,000		2,661,000,000
Comprehensive income, attributable to non-controlling interests		4,000,000	0		(1,000,000)
Consolidation adjustments
Continuing Operations [Abstract]
Revenue		0	(91,000,000)		(164,000,000)
Operating Costs [Abstract]
Depreciation, amortisation and impairment		0	0		0
Payroll costs		0	0		0
Purchases of electricity		0	0		0
Purchases of gas		0	0		0
Rates and property taxes		0	0		0
Balancing Services Incentive Scheme		0	0		0
Payments to other UK network owners			0		0
Other operating costs		0	91,000,000		164,000,000
Operating costs		0	91,000,000		164,000,000
Operating profit		0	0		0
Net finance costs		0	0		0
Dividends receivable					(8,100,000,000)
Share of post-tax results of joint ventures and associates		(1,712,000,000)	(2,630,000,000)		401,000,000
Profit before tax		(1,712,000,000)	(2,630,000,000)		(7,699,000,000)
Tax		0	0		0
Profit (loss) after tax from discontinued operations		0	0		0
Total profit for the year (continuing and discontinued)		(1,712,000,000)	(2,630,000,000)		(7,699,000,000)
Amounts recognised in other comprehensive income from continuing operations		41,000,000	(730,000,000)		(291,000,000)
Amounts recognised in other comprehensive income from discontinued operations		(36,000,000)	(147,000,000)		11,000,000
Total comprehensive income for the year		(1,707,000,000)	(3,507,000,000)		(7,979,000,000)
Comprehensive income, attributable to owners of parent		(1,707,000,000)	(3,507,000,000)		(7,979,000,000)
Comprehensive income, attributable to non-controlling interests		£ 0	£ 0		£ 0

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).
[2]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).
[3]	The other comprehensive income from discontinued operations relates to the items of other comprehensive income of Cadent (investment through Quadgas HoldCo Limited), comprising mainly £35 million (2018: £142 million; 2017: £nil) remeasurement gains on pension assets and post-retirement benefit obligations and a £1 million (2018: £5 million; 2017: £nil) net gain in respect of cash flow hedges. Both items are shown net of tax.